10. STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock based compensation expense			$ 2,344,286	$ 0	$ 7,915,833	$ 0
Unrecognized compensation cost	$ 5,096,320		$ 5,096,320
Unrecognized weighted average period			2 years 1 month 20 days
Options
Stock based compensation expense	$ 557,792	$ 308,900	$ 1,723,786	$ 898,900
Amended 2013 Plan
Shares authorized under plan	10,000,000		10,000,000
Shares unissued and reserved for issuance	3,250,556		3,250,556
Selling, General and Administrative Expenses [Member]
Stock based compensation expense	$ 2,601,173		$ 857,846
Research and Development Expense [Member]
Stock based compensation expense	$ 8,846		$ 21,513